Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and other reserves
Schedule of treasury shares

	Number of shares			Amount
	2024	2023	2022	2024	2023	2022
	‘000	‘000	‘000	US$’000	US$’000	US$’000
Balance as at 1 January	8,926	8,558	5,001	56,438	47,631	23,294
Transfer of treasury shares	(1,192)	(471)	(923)	(8,151)	(2,676)	(3,324)
Purchases of treasury shares	9	2,778	4,480	100	23,698	27,661
Cancellation of treasury shares	—	(1,939)	—	—	(12,215)	—
Balance as at 31 December	7,743	8,926	8,558	48,387	56,438	47,631